Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

On June 15, 2017 the company entered into a lease agreement by using another company, Castlefield Realty International Holdings Sdn Bhd (CRIH) owned by Mr See Kok Chong, to lease the office located at Fraser Business Park, Kuala Lumpur, Malaysia. The lease commenced on August 21, 2017 for a term of 3 years, with an option to extend for an additional 3 years. Quest Masteryasia Group Sdn Bhd will be paying on behalf of CRIH for all expenses relating to this lease of office.

As of December 31, 2018 the company has future rental payment of $96,712 for office premises due under a non-cancellable operating lease in the next twenty months.

Year ending March 31	US$
2019	$14,507
2020	$58,027
2021	$24,178
$96,712

13. COMMITMENTS AND CONTINGENCIES

On June 15, 2017 the company entered into a lease agreement by using another company, Castlefield Realty International Holdings Sdn Bhd (CRIH) owned by Mr See Kok Chong, to lease the office located at Fraser Business Park, Kuala Lumpur, Malaysia. The lease commenced on August 21, 2017 for a term of 3 years, with an option to extend for an additional 3 years. Quest Masteryasia Group Sdn Bhd will be paying on behalf of CRIH for all expenses relating to this lease of office.

As at March 31, 2018 the company has future rental payment of $150,143 for office premises due under a non-cancellable operating lease in the next twenty nine months.

Period ending March 31:	USD
2019	$62,128
2020	$62,128
2021	$25,887
$150,143